Note 11 - Warrants - Warrant Activity (Details)	9 Months Ended
Sep. 30, 2015 shares
Class E Warrants [Member]
Outstanding (in shares)	3,576,737
Outstanding (in shares)	3,576,737
Class F Warrants [Member]
Outstanding (in shares)	300,000
Outstanding (in shares)	300,000
Class G Warrants [Member]
Outstanding (in shares)	1,503,409
Outstanding (in shares)	1,503,409
Class H Warrants [Member]
Outstanding (in shares)	1,988,095
Outstanding (in shares)	1,988,095
Class I Warrants [Member]
Outstanding (in shares)	1,043,646
Outstanding (in shares)	1,043,646
Class J Warrants [Member]
Outstanding (in shares)	629,378
Outstanding (in shares)	629,378
Class K Warrants [Member]
Outstanding (in shares)	0
Outstanding (in shares)	3,310,000
Class of Warrant or Right Issued During Period	3,310,000
Series A Warrants [Member]
Outstanding (in shares)	25,951,421
Outstanding (in shares)	25,951,421
Series B Warrants [Member]
Outstanding (in shares)	15,570,852
Outstanding (in shares)	0
Expired (in shares)	(15,570,852)
Outstanding (in shares)	50,563,538
Outstanding (in shares)	38,302,686
Class of Warrant or Right Issued During Period	3,310,000
Expired (in shares)	(15,570,852)